Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible preferred stock, shares authorized	0	207,164,404	207,164,404
Convertible preferred stock, shares issued	0	207,164,404	207,164,404
Convertible preferred stock, shares outstanding	0	207,164,404	207,164,404
Preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, aggregate liquidation preference		$ 132,039,394	$ 132,039,394
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	52,151,798	9,073,002
Common stock, shares outstanding	50,896,833	7,034,047
Class A Common Units
Common stock, shares authorized		305,346,089	305,346,089
Common stock, shares issued		66,578,491	66,578,491
Common stock, shares outstanding		66,578,491	66,578,491
Class C Common Units
Common stock, shares authorized		4,509,750	4,509,750
Common stock, shares issued		4,509,750	4,509,750
Common stock, shares outstanding		4,509,750	4,509,750